Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) $ in Millions	12 Months Ended
Jun. 30, 2018 USD ($)
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 32.0
Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Rate decrease	9.45%